Revenue recognition	6 Months Ended
Jun. 30, 2023
Revenue From Contracts With Customers [Abstract]
Revenue recognition	Revenue recognition
The table below provides a disaggregation of revenues by type of service and customer location for the three and six months ended June 30, 2023 and June 30, 2022.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2023	2022	2023	2022
Types of goods and services
Product revenue, net	19,197	17,291	38,150	33,789
License revenues	—	—	—	30,000
Royalties	86	—	125	—
Total revenue	19,283	17,291	38,275	63,789

Customer Location
U.S.	19,197	17,291	38,150	33,789
EMEA(1)	86	—	125	—
Japan	—	—	—	30,000
Total revenue	19,283	17,291	38,275	63,789

(1) Europe, the Middle East and Africa

Product revenue, net
Product revenues, net from sales of ZYNLONTA were KUSD 19,197 and KUSD 38,150 for the three and six months ended June 30, 2023. Product revenues, net from the sales of ZYNLONTA were KUSD 17,291 and KUSD 33,789 for the three and six months ended June 30, 2022, respectively. The Company records its best estimate of GTN sales adjustments to which customers are likely to be entitled.
The table below provides a rollforward of the Company’s accruals related to the GTN sales adjustments for the three and six months ended June 30, 2023 and June 30, 2022.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2023	2022	2023	2022
Beginning balance	4,362	4,126	3,746	2,590
GTN sales adjustments for current period sales	5,783	3,206	11,399	6,697
GTN sales adjustments for prior period sales	(229)	87	(877)	(105)
Credits, payments and reclassifications to Accounts payable	(4,182)	(3,955)	(8,534)	(5,718)
Ending balance as of June 30,	5,734	3,464	5,734	3,464
The table below provides the classification of the accruals related to the GTN sales adjustment included in the Company’s unaudited condensed consolidated interim balance sheet as of June 30, 2023 and December 31, 2022.

(in KUSD)	As of June 30, 2023	As of December 31, 2022
Accounts receivable, net	1,677	2,151
Other current liabilities	4,057	1,595
	5,734	3,746
License revenues and royalties
On January 18, 2022, the Company entered into an exclusive license agreement with MTPC for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan. Under the terms of the agreement, the Company received an upfront payment of USD 30 million and may receive up to an additional USD 205 million in milestones if certain development and commercial events are achieved. The Company will also be entitled to receive royalties ranging in percentage from the high teens to the low twenties based on net sales of ZYNLONTA in Japan. MTPC will conduct clinical studies of ZYNLONTA in Japan and will have the right to participate in any global clinical studies by bearing a portion of the study costs. In addition, the Company will supply ZYNLONTA to MTPC for its drug development and commercialization under a supply agreement.

On July 8, 2022, the Company entered into exclusive license agreement with Sobi for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications outside of the U.S., greater China, Singapore and Japan. Under the terms of the agreement, the Company received an upfront payment of USD 55 million and is eligible to receive up to USD 382.5 million in regulatory and net sales-based milestones, of which USD 50 million in license revenue was recognized in December 2022 upon approval of a Marketing Authorisation Application by the European Commission for ZYNLONTA in third-line DLBCL and received in the first quarter of 2023. The Company will also receive royalties ranging in percentage from the mid-teens to the mid-twenties based on net sales of the product in Sobi’s licensed territories, subject to certain adjustments. The Company recognized KUSD 125 of revenue attributable to royalties in the Sobi licensed territories during the six months ended June 30, 2023.